Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of antidilutive securities excluded from computation of earnings per share

	Three and Nine Months Ended September 30,
	2020	2019
Series A‑1 convertible preferred stock	—	14,216,333
Series A‑2 convertible preferred stock	—	5,009,808
Series B convertible preferred stock	—	7,577,636
Stock options (including shares subject to repurchase)	6,956,525	1,304,196
Stock options vested and exercised, but subject to settlement of nonrecourse promissory notes	—	301,391
Employee stock purchase plan	17,411	—
	6,973,936	28,409,364

The following potentially dilutive securities have been excluded from the computation of diluted weighted- average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2018	2019
Series A‑1 convertible preferred stock	10,019,622	14,216,333
Future tranche right	5,009,808	—
Series A‑2 convertible preferred stock	—	5,009,808
Series B convertible preferred stock	—	7,577,636
Stock options (including shares subject to repurchase)	—	3,072,322
Stock options vested and exercised, but subject to settlement of nonrecourse promissory notes	—	406,876
	15,029,430	30,282,975